WARRANTS (Details) - Warrants [Member]	12 Months Ended
Feb. 28, 2015 USD ($) $ / shares shares
Warrants Outstanding
Outstanding at Beginning of Period	580,604
Issued	370,786
Outstanding at End of Period	580,604
Weighted Average Exercise Price
Outstanding at Beginning of Period | $ / shares	$ 17.85
Issued | $ / shares	17.40
Outstanding at End of Period | $ / shares	$ 17.85
Average Intrensic Value
Outstanding at Beginning of Period | $	$ 72,250
Issued | $
Outstanding at End of Period | $	$ 72,250
Weighted Average Remaining Contractual Term
Outstanding at End of Period	3 years 3 months 29 days